Annual Fund Operating Expenses - AZL Gateway Fund - AZL Gateway Fund	Apr. 30, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.12%